VARIABLE INTEREST ENTITIES	6 Months Ended
Dec. 31, 2019
VARIABLE INTEREST ENTITIES
VARIABLE INTEREST ENTITIES

NOTE 27. VARIABLE INTEREST ENTITIES

VIEs are generally entities that lack sufficient equity to finance their activities without additional financial support from other parties or whose equity holders lack adequate decision making ability. All VIEs and their subsidiaries with which the Company is involved must be evaluated to determine the primary beneficiary of the risks and rewards of the VIE. The primary beneficiary is required to consolidate the VIE for financial reporting purposes.

Summary information regarding consolidated VIEs is as follows:

	June 30, 2019	December 31, 2019	December 31, 2019
	RMB	RMB	U.S. Dollars
ASSETS
Current Assets
Notes receivable	¥444,763	¥10,119,685	$1,452,309
Trade accounts receivable, net	3,073,680	4,060,506	582,736
Trade accounts receivable- related party, net	68,535,282	63,063,443	9,050,441
Inventories, net	3,409,912	3,409,912	489,368
Other receivables, net	1,270,523	1,796,411	257,809
Loans to third parties	5,496,813	4,610,732	661,701
Purchase advances, net	4,960,000	—	—
Contract assets, net	1,343,576	156,550	22,467
Prepaid expenses	4,633,940	14,604,897	2,095,996
Prepaid expenses - related parties	—	65,920	9,460
Notes receivable	217,600	—	—
Total current assets	93,386,089	101,888,056	14,622,287

Property and equipment, net	3,661,321	3,267,226	468,890
Construction in progress	21,524,994	23,143,654	3,321,421
Land use right, net	1,307,887	1,294,267	185,744
Investment in unconsolidated entity	4,000,000	4,000,000	574,053
Long-term other receivables, net	440,015	23,922	3,433
Prepayments for construction in progress	1,144,098	1,059,404	152,039
Right of use assets	—	532,491	76,420
Total Assets	¥125,464,404	¥135,209,020	$19,404,287

LIABILITIES
Short-term bank loan	¥2,500,000	¥2,500,000	$2,107,973
Trade accounts payable	14,089,293	14,688,353	232,245
Other payables	946,941	1,618,283	232,245
Other payable- related parties	1,532,662	2,838,598	407,376
Advance from customers	120,000	2,024,753	290,579
Accrued payroll and employees' welfare	988,785	1,798,811	258,153
Taxes payable	2,180,805	2,831,679	406,383
Short-term borrowings	1,081,096	—	358,783
Short-term borrowings - related parties	9,010,525	11,931,310	1,712,301
Long-term borrowings - related party - current portion	780,797	813,334	116,724
Operating lease liabilities - current	—	640,491	91,919
Total current liabilities	33,230,904	41,685,612	6,214,681

Long-term borrowings - related party	8,196,204	7,796,782	1,118,942
Total Liabilities	¥41,427,108	¥49,482,394	$7,333,623

The financial performance of VIEs reported in the unaudited condensed consolidated statement of operations and comprehensive loss for the six months ended December 31,  2018 includes revenues of ¥42,271,729, operating expenses of ¥10,552,138, and net income of ¥3,268,099. The financial performance of VIEs reported in the unaudited condensed consolidated statement of operations and comprehensive loss for the six months ended December 31,  2019 includes revenues of ¥30,405,153  ($4,363,543), operating expenses of ¥10,137,918  ($1,454,926), and net loss of ¥371,397 ($53,300).